Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment
	Dam	Port facilities	Buildings	Electric utility plant in service	Transport-ation facilities	Others	CIP	Total
As at 1 January 2016
Cost	1,856,144	3,860,009	8,306,471	327,827,738	980,290	5,809,400	23,851,697	372,491,749
Accumulated depreciation	(153,325)	(436,215)	(2,508,772)	(138,852,591)	(371,226)	(3,366,838)	-	(145,688,967)
Accumulated impairment loss	(268,981)	-	(68,931)	(5,968,962)	-	(81,328)	(741,510)	(7,129,712)

Net book value	1,433,838	3,423,794	5,728,768	183,006,185	609,064	2,361,234	23,110,187	219,673,070

Year ended 31 December 2016
Beginning of the year	1,433,838	3,423,794	5,728,768	183,006,185	609,064	2,361,234	23,110,187	219,673,070
Reclassification	-	1,771	(492,558)	495,841	759	(5,813)	-	-
Business combination	-	-	8,098	303,854	-	2,977	4,576	319,505
Additions	-	1,770	127	418,812	-	122,519	18,839,102	19,382,330
Transfer from CIP	20,170	246,712	1,319,019	12,576,736	20,033	296,648	(14,479,318)	-
Disposals/write-off	-	-	(68,945)	(495,251)	(26,477)	(27,055)	(193,357)	(811,085)
Depreciation charge	(32,987)	(113,810)	(255,882)	(14,004,881)	(48,720)	(387,884)	-	(14,844,164)
Impairment charge	(41,423)	-	(2,303)	(1,005,367)	-	(6,399)	(8,243)	(1,063,735)
Currency translation differences	-	-	-	404,948	-	782	158	405,888

End of the year	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809

As at 31 December 2016
Cost	1,876,314	4,116,914	9,056,858	341,195,395	875,630	6,041,783	28,022,858	391,185,752
Accumulated depreciation	(186,312)	(556,677)	(2,749,300)	(152,408,524)	(320,971)	(3,596,546)	-	(159,818,330)
Accumulated impairment loss	(310,404)	-	(71,234)	(7,085,994)	-	(88,228)	(749,753)	(8,305,613)

Net book value	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809

Year ended 31 December 2017
Beginning of the year	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809
Reclassification	49,386	(404)	52,047	(157,759)	(4,357)	61,087	-	-
Business combination (Note 40)	279,169	-	1,944,531	58,379,270	17,243	443,052	2,717,544	63,780,809
Additions	-	-	184	840,991	-	88,160	21,225,980	22,155,315
Transfer from CIP	15,355	114,688	342,285	20,283,508	288,554	145,705	(21,190,095)	-
Disposals/write-off	-	(14,731)	(30,837)	(1,252,829)	(3,907)	(28,562)	-	(1,330,866)
Disposal of subsidiaries	-	(632,709)	(101,169)	(114,542)	-	(153,096)	(1,242,210)	(2,243,726)
Depreciation charge	(40,200)	(111,529)	(339,630)	(19,155,852)	(59,022)	(494,932)	-	(20,201,165)
Impairment charge	(45,619)	-	(1,651)	(754,753)	-	(2,503)	(241,669)	(1,046,195)
Currency translation differences	-	-	-	151,249	-	263	600	152,112

End of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

As at 31 December 2017
Cost	2,220,224	3,358,811	11,173,669	418,360,698	1,155,392	5,972,688	29,534,677	471,776,159
Accumulated depreciation	(226,512)	(443,259)	(3,019,198)	(170,525,898)	(362,222)	(3,523,292)	-	(178,100,381)
Accumulated impairment loss	(356,023)	-	(52,387)	(7,914,640)	-	(33,213)	(991,422)	(9,347,685)

Net book value	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093